Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000009551 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.25%
C000009551 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000009551 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%
C000009551 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
C000009551 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000009552 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.25%
C000009552 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000009552 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.33%
C000009552 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.86%
C000009552 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%